LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN EMERGING MARKETS DEBT FUND

August 2, 1999

Dear Shareholder:

We are pleased to report that the J.P. Morgan Emerging Markets Debt Fund delivered a solid return of 10.08% for the six months ended June 30, 1999, exceeding the Lipper Emerging Markets Debt Funds Average.

The fund's net asset value on June 30 rose to $7.55 per share from $7.30 per share on December 31, 1998, after paying monthly income dividends of approximately $0.46. The fund's net assets stood at nearly $21 million on June 30, while the assets of the Emerging Markets Debt Portfolio, in which the fund invests, was more than $21 million.

Included in this report is an interview with Michael Cembalest, a member of the portfolio management team. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated



--------------------------------------------------------------------------------
   TABLE OF CONTENTS

   LETTER TO THE SHAREHOLDERS ........1      FUND FACTS AND HIGHLIGHTS ........5

   FUND PERFORMANCE ..................2      FINANCIAL STATEMENTS .............8

   PORTFOLIO MANAGER Q&A .............3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE

                                                   TOTAL RETURNS         AVERAGE ANNUAL TOTAL RETURNS
                                                   -------------------   ------------------------------
                                                   THREE     SIX         ONE          SINCE
AS OF JUNE 30, 1999                                MONTHS    MONTHS      YEAR         INCEPTION*
----------------------------------------------------------------------   ------------------------------
J.P. Morgan Emerging Markets Debt Fund             5.90%     10.08%      -5.65%       -2.01%
Emerging Markets Bond Index Plus**                 5.24%     10.58%      -4.25%        1.45%
Lipper Emerging Markets Debt Funds Average         5.41%      9.97%     -10.14%       -2.87%















*THE FUND COMMENCED OPERATIONS ON APRIL 17, 1997, AND HAS PROVIDED A TOTAL RETURN OF -1.09% FROM THAT DATE THROUGH JUNE 30, 1999. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS IN THE TABLE ABOVE ARE CALCULATED FROM APRIL 30, 1997, THE FIRST DATE WHEN DATA FOR THE FUND, ITS BENCHMARK, AND ITS LIPPER CATEGORY AVERAGE WERE ALL AVAILABLE.

** THE EMERGING MARKETS BOND INDEX PLUS IS AN UNMANAGED INDEX WHICH TRACKS TOTAL RETURN FOR EXTERNAL CURRENCY-DENOMINATED DEBT (BRADY BONDS, LOANS, EUROBONDS, AND U.S. DOLLAR-DENOMINATED LOCAL MARKET INSTRUMENTS) IN EMERGING MARKETS. THE EMERGING MARKETS BOND INDEX PLUS DOES NOT INCLUDE FEES OR OPERATING EXPENSES, AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN REIMBURSED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with MICHAEL CEMBALEST, managing director, who manages the Emerging Markets Debt Group. Michael has been with J.P. Morgan since 1988, and joined J.P. Morgan Investment Management in 1998. He began his career in J.P. Morgan's corporate finance group in 1988, transferred to Emerging Markets Research in 1993, and served as head strategist for Emerging Markets Debt. Michael was responsible for asset allocation recommendations to the firm's clients and the firm's analytical framework for sovereign bonds. He graduated with a B.A. from Tufts University in 1984 and an M.A. from Columbia in 1986. This interview was conducted on July 16, 1999 and reflects his views on that date.

EMERGING MARKET DEBT OUTPERFORMED ALL OTHER SECTORS OF FIXED INCOME INVESTMENTS IN THE SIX MONTHS ENDED JUNE 30, 1999. WHAT HAPPENED?

MC: Emerging markets debt prices have benefited from the dramatic recovery in global investor confidence since February. Demand for all emerging market debt, including the Latin American debt that forms the bulk of the fund, plummeted as a result of the global financial crisis that began in Asia in 1997, and peaked in August 1998 with the Russian financial collapse. Borrowing costs for all emerging markets issuers rose to very high levels, at the same time that their revenues were falling due to depressed export prices, especially for commodities. The crisis moved to Latin America in January, as Brazil was forced to devalue its currency in the face of massive capital outflows.

But confidence has returned for three important reasons: FIRST, the developed nations took decisive action to ease the financial pressure, through coordinated multilateral lending to the affected countries, and by increasing global liquidity by lowering interest rates; SECOND, emerging markets countries began to display the monetary and fiscal discipline necessary to convince investors to renew credit; and THIRD, the astonishing recovery in Asia helped stimulate demand for commodities, especially oil, that have provided crucial fiscal revenue and foreign currency reserves. These three factors have contributed to a dramatic recovery in emerging markets debt prices.

This return to financial stability did not escape the notice of the U.S. Federal Reserve, which in June agreed that the recovery was established sufficiently for it to take back a third of the interest rate reduction it had promulgated last autumn. The Fed announced in June that its action was preemptive - to prevent an increase in U.S. inflation. As financial markets began to refocus on the prospects for U.S. inflation and monetary policy tightening, U.S. and European bond prices fell. Consequently, at the same time that emerging markets debt was rallying strongly, other fixed income sectors fell sharply.

THE FUND BEAT THE LIPPER AVERAGE. HOW DID YOU DO IT?

MC: The fund is slightly ahead of the Lipper average year-to-date. In this highly volatile year, we invested assets only when the prospective returns outweighed our estimate of the risks. Consequently, we maintained a defensive position in January until it was clear that Brazil would survive its crisis without defaulting on its obligations. This caution, which enabled us last summer to avoid the worst of the Russian collapse and greatly outperform most of the competition, led us to lag somewhat in February. But we correctly anticipated the recovery in oil prices, and in March and April posted excellent returns from our investments in Venezuela and Russia, whose debt service capability is highly dependent on oil export revenue.

RUSSIA APPRECIATED MORE THAN ANY OTHER COUNTRY WORLDWIDE. WHY? HOW DO YOU MANAGE YOUR HOLDINGS IN THIS VERY VOLATILE COUNTRY?

MC: Last year, it became clear that Russia's total indebtedness was vastly out of proportion to its ability to repay. Many investors recognized this, but assumed that financial assistance from the IMF and other multilateral institutions would enable Russia to continue to service its debt. We were more skeptical than most that the developed nations would continue this lending, so we avoided the serious losses suffered by many of our competitors.

The default on Soviet-era external debt left a much smaller stock of Russian Federation debt, which the Russians have always insisted that they will continue to service. But we initially did not invest assets even in this smaller stock of debt, because Russia's low level of foreign currency reserves and tax revenues raised serious questions about its ability to fulfill its commitment. However, the tremendous increase in oil prices this year has changed all this. The Russians are now running a large trade surplus, are rebuilding their foreign currency reserves, and tax revenues are increasing. We have steadily increased our holdings of Russian debt, and have benefited from the large returns it has posted this year.

WHAT IS YOUR OUTLOOK FOR THE SECTOR IN GENERAL?

MC: With our benchmark yielding over 14%, we continue to believe that emerging market debt offers good value. The immediate prospects, however, are for continued volatility. The combination of renewed global financial stability and improving global growth should support continued capital gains, but if the U.S. Federal Reserve decides to progressively raise interest rates, then the prospects for all fixed income products will be limited. And there is always the possibility of more turbulence in the emerging markets; Argentina in particular is vulnerable to a crisis of investor confidence, as it seeks to renew maturing debt and to finance its fiscal deficit. So while capital gains opportunities may be limited if U.S. interest rates rise, we believe that the high yields currently available provide a reasonable entry point for investors with a medium to long-term horizon.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Emerging Markets Debt Fund seeks to provide a high total return from a portfolio of fixed income securities of emerging markets issuers. It is designed for investors who seek exposure to emerging markets debt in their investment portfolios. As an international investment, the fund is subject to foreign political and currency risks, in addition to market risk.

----------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/17/97

----------------------------------------------------------
FUND NET ASSETS AS OF 6/30/99
$20,978,750

----------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 6/30/99
$21,032,596

----------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

----------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99


EXPENSE RATIO
The fund's current annualized expense ratio of 1.25% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF JUNE 30, 1999

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)


[GRAPH]


- MEXICO 20.7%
- BRAZIL 18.5%
- ARGENTINA 17.7%
- RUSSIA 12.7%
- VENEZUELA 7.9%
- MAURITIUS 3.1%
- BULGARIA 2.6%
- PANAMA 2.0%
- ECUADOR 1.9%
- PHILIPPINES 1.9%
- OTHER 4.0%
- U.S. DOLLAR 7.0%


30-DAY SEC YIELD

11.05%*


DURATION

4.9 years


* YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, YIELD WOULD HAVE BEEN LOWER.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.
Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). The fund invests in foreign securities which are subject to special risks; prospective investors should refer to the fund's prospectus for a discussion of these risks.
CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The Emerging Markets Debt Portfolio
  ("Portfolio"), at value                          $21,009,006
Receivable for Expense Reimbursements                   24,418
Deferred Organization Expenses                           9,401
Receivable for Shares of Beneficial Interest Sold          785
Prepaid Trustees' Fees                                     255
Prepaid Expenses and Other Assets                          117
                                                   -----------
    Total Assets                                    21,043,982
                                                   -----------
LIABILITIES
Organization Expenses Payable                           13,495
Dividends Payable to Shareholders                        4,554
Shareholder Servicing Fee Payable                        4,057
Administrative Services Fee Payable                        416
Administration Fee Payable                                  25
Fund Services Fee Payable                                   21
Accrued Expenses                                        42,664
                                                   -----------
    Total Liabilities                                   65,232
                                                   -----------
NET ASSETS
Applicable to 2,778,679 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $20,978,750
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $7.55
                                                          ----
                                                          ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $25,352,802
Undistributed Net Investment Income                    333,739
Accumulated Net Realized Loss on Investment         (5,338,791)
Net Unrealized Appreciation of Investment              631,000
                                                   -----------
    Net Assets                                     $20,978,750
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $1,166,879
Allocated Portfolio Expenses (Net of
  Reimbursement of $39,359)                                     (105,747)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                1,061,132
FUND EXPENSES
Shareholder Servicing Fee                          $ 20,963
Printing Expenses                                    11,603
Transfer Agent Fees                                  10,233
Professional Fees                                     9,698
Registration Fees                                     7,440
Administrative Services Fee                           2,170
Interest Expense                                      1,673
Amortization of Organization Expenses                 1,666
Fund Services Fee                                       183
Administration Fee                                      122
Trustees' Fees and Expenses                               2
Miscellaneous                                         3,392
                                                   --------
    Total Fund Expenses                              69,145
Less: Reimbursement of Expenses                     (68,406)
                                                   --------
NET FUND EXPENSES                                                    739
                                                              ----------
NET INVESTMENT INCOME                                          1,060,393
NET REALIZED LOSS ON INVESTMENT                                 (470,953)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT                                                     633,839
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $1,223,279
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                     JUNE 30,      FOR THE FISCAL
                                                       1999          YEAR ENDED
                                                   (UNAUDITED)    DECEMBER 31, 1998
                                                   ------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  1,060,393   $      1,514,455
Net Realized Loss on Investment                        (470,953)        (4,587,310)
Net Change in Unrealized Appreciation of
  Investment                                            633,839            226,246
                                                   ------------   -----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       1,223,279         (2,846,609)
                                                   ------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (1,060,669)        (1,514,455)
Return of Capital                                            --           (309,561)
                                                   ------------   -----------------
    Total Distributions to Shareholders              (1,060,669)        (1,824,016)
                                                   ------------   -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold     10,842,175         15,105,562
Reinvestment of Dividends                             1,019,271          1,773,903
Cost of Shares of Beneficial Interest Redeemed      (10,357,897)        (4,874,109)
                                                   ------------   -----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                             1,503,549         12,005,356
                                                   ------------   -----------------
    Total Increase in Net Assets                      1,666,159          7,334,731
NET ASSETS
Beginning of Period                                  19,312,591         11,977,860
                                                   ------------   -----------------
End of Period (including undistributed net
  investment income of $333,739 and $334,015,
  respectively)                                    $ 20,978,750   $     19,312,591
                                                   ------------   -----------------
                                                   ------------   -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                            FOR THE PERIOD
                                                       FOR THE                              APRIL 17, 1997
                                                   SIX MONTHS ENDED        FOR THE         (COMMENCEMENT OF
                                                    JUNE 30, 1999     FISCAL YEAR ENDED   OPERATIONS) THROUGH
                                                     (UNAUDITED)      DECEMBER 31, 1998    DECEMBER 31, 1997
                                                   ----------------   -----------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $          7.30    $           9.76    $            10.00
                                                   ----------------   -----------------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          .45                1.15                  0.58
Net Realized and Unrealized Gain (Loss) on
  Investment                                                   .26               (2.64)                (0.05)
                                                   ----------------   -----------------   -------------------
Total from Investment Operations                               .71               (1.49)                 0.53
                                                   ----------------   -----------------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (.46)               (.81)                (0.58)
In Excess of Net Investment Income                              --                (.16)                (0.02)
Net Realized Gain                                               --                  --                 (0.17)
                                                   ----------------   -----------------   -------------------
Total Distributions to Shareholders                           (.46)              (0.97)                (0.77)
                                                   ----------------   -----------------   -------------------

NET ASSET VALUE, END OF PERIOD                     $          7.55    $           7.30    $             9.76
                                                   ----------------   -----------------   -------------------
                                                   ----------------   -----------------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                 10.08%(a)          (15.93%)                5.47%(a)
Net Assets, End of Period (in thousands)           $        20,979    $         19,313    $           11,978
Ratios to Average Net Assets
  Net Expenses (excluding Interest Expense)                   1.25%(b)            1.25%                 1.25%(b)
  Net Investment Income                                      12.65%(b)           10.05%                 9.71%(b)
  Expenses without Reimbursement and including
    Interest Expense                                          2.56%(b)            2.09%                 2.40%(b)
  Interest Expense                                             .02%(b)               --                   --

------------------------
(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Emerging Markets Debt Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on April 17, 1997. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year end from December 31 to July 31.

The fund invests all of its investable assets in The Emerging Markets Debt Portfolio (the "portfolio"), an open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (approximately 99% at June 30, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $16,800. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co., Incorporated ("J.P. Morgan"), has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------
      companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   g) For federal income tax purposes, the fund had a capital loss carryforward of $4,224,557 at December 31, 1998, which will expire in the year 2006. To the extent that this capital loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended June 30, 1999, the fee for these services amounted to $122.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended June 30, 1999, the fee for these services amounted to $2,170.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 1.25% of the average daily net assets of the fund until further notification. For the six months ended June 30, 1999, Morgan has agreed to reimburse the fund $107,765 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months ended June 30, 1999, the fee for these services amounted to $20,963.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $183 for the six months ended June 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the fund Services Fee shown in the financial statements was $40.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                     JUNE 30,      FOR THE FISCAL
                                                       1999          YEAR ENDED
                                                   (UNAUDITED)    DECEMBER 31, 1998
                                                   ------------   -----------------
Shares sold......................................    1,448,662           1,775,810
Reinvestment of dividends........................      139,703             221,158
Shares redeemed..................................   (1,454,420)           (578,862)
                                                   ------------   -----------------
Net Increase.....................................      133,945           1,418,106
                                                   ------------   -----------------
                                                   ------------   -----------------

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund and portfolio.

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has renewed

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------
the Agreement and will continue its participation therein for an additional 364 days until May 23, 2000. The maximum borrowing under the agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (.065% prior to May 26, 1999) on the unused portion of the committed amount. This is allocated to the funds in accordance with procedures established by their respective trustees. There were no outstanding borrowings pursuant to the Agreement at June 30, 1999. The average daily balance outstanding for the six months ended June 30, 1999 was $62,431 at a weighted average interest rate of 5.31%.

THE EMERGING MARKETS DEBT PORTFOLIO
SEMIANNUAL REPORT JUNE 30, 1999
(The following pages should be read in conjunction with the J.P. Morgan Emerging Markets Debt Fund
Semiannual Financial Statements)

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
----------------    -------------------------------------------------  ------------   ------------
FOREIGN CORPORATE OBLIGATIONS (7.0%)
MAURITIUS (3.1%)
FOREST PRODUCTS & PAPER
$        600,000    Indah Kiat, Callable, 10.00% due 07/01/07........   Caa1/CCC+     $    414,000
         350,000    Tjiwi Kimia, 10.00% due 08/01/04.................   Caa1/CCC+          248,500
                                                                                      ------------
                                                                                           662,500
                                                                                      ------------

MEXICO (3.9%)
BROADCASTING & PUBLISHING
         470,000    Grupo Televisa SA, Callable, 0.00% due 05/15/08
                      (v)............................................     Ba2/BB           380,700
         250,000    TV Azteca SA, Callable, 10.50% due 02/15/07......     B1/B+            185,000
                                                                                      ------------
                                                                                           565,700
                                                                                      ------------

FOREST PRODUCTS & PAPER
         260,000    Grupo Industrial Durango Gidusa, 12.625% due
                      08/01/03 (s)...................................     B2/BB-           251,550
                                                                                      ------------
                                                                                           817,250
                                                                                      ------------
                        TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                          $1,464,550)................................                    1,479,750
                                                                                      ------------

SOVEREIGN BONDS (85.5%)
ARGENTINA (17.8%)
    ARS  270,618    Republic of Argentina Bocon, Series PRO1,
                      Callable, Sinking Fund, 2.815% due 04/01/07
                      (v)............................................    Ba3/BBB-          176,545
$        435,977    Republic of Argentina Bocon, Series Pre-4,
                      Callable, Sinking Fund, 4.913% due 09/01/02
                      (v)............................................     Ba3/NR           399,216
         270,000    Republic of Argentina Bonos del Tesoro, Series
                      BT02, 8.75% due 05/09/02.......................     Ba3/NR           244,890
         280,000    Republic of Argentina Discount Bonds, Series
                      L-GL, Callable, 6.00% due 03/31/23 (v).........     Ba3/BB           196,000
         340,000    Republic of Argentina Global Bonds, 9.75% due
                      09/19/27.......................................     Ba3/BB           260,100
         250,000    Republic of Argentina Global Bonds, Series BGL4,
                      11.00% due 10/09/06............................     Ba3/BB           231,250
         555,000    Republic of Argentina Global Bonds, Series BGL5,
                      11.375% due 01/30/17 (s).......................     Ba3/BB           481,462
         200,000    Republic of Argentina Global Bonds, Series BGLO,
                      8.375% due 12/20/03............................     Ba3/BB           182,500
         150,000    Republic of Argentina Global Bonds, Series XW,
                      11.00% due 12/04/05............................     Ba3/BB           137,625
         450,000    Republic of Argentina Par Bonds, Series L-GP,
                      Callable, 6.00% due 03/31/23 (v)...............     Ba3/BB           284,062
       1,106,700    Republic of Argentina, Series FRB, Callable,
                      Sinking Fund, 5.938% due 03/31/05 (v)..........     Ba3/BB           945,675
         232,500    Republic of Argentina, Series L, Callable,
                      Sinking Fund, 5.938% due 03/31/05 (v)..........     Ba3/BB           198,671
                                                                                      ------------
                                                                                         3,737,996
                                                                                      ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
----------------    -------------------------------------------------  ------------   ------------
BRAZIL (18.6%)
$      2,223,221    Republic of Brazil C Bonds, Series 20 Year,
                      Callable, Sinking Fund, 8.00% due 04/15/14
                      (v)............................................     B2/B+       $  1,449,262
       1,175,000    Republic of Brazil DCB, Series 18 Year, Callable,
                      Sinking Fund, 5.938% due 04/15/12 (v)..........     B2/B+            722,625
         130,000    Republic of Brazil DCB, Series RG, Callable,
                      Sinking Fund, 5.938% due 04/15/12 (v)..........     B2/B+             79,950
         450,000    Republic of Brazil Global Bonds, 10.125% due
                      05/15/27.......................................     B2/B+            335,250
         315,000    Republic of Brazil NMB, Series 15 Year, Callable,
                      Sinking Fund, 5.938% due 04/15/09 (v)..........     B2/B+            219,712
         800,000    Republic of Brazil Par Bonds, Series 30 Year ZL,
                      5.75% due 04/15/24 (v).........................     B2/NR            456,000
          47,500    Republic of Brazil, Series EI-L, Callable,
                      Sinking Fund, 5.875% due 04/15/06 (v)..........     B2/B+             37,525
         650,000    Republic of Brazil Discount Bonds, Series 30 Year
                      ZL, Callable, 5.875% due 04/15/24 (v)..........     B2/B+            412,750
         250,000    Republic of Brazil Global Bonds, 9.375% due
                      04/07/08.......................................     B2/B+            200,000
                                                                                      ------------
                                                                                         3,913,074
                                                                                      ------------

BULGARIA (2.6%)
         190,000    Republic of Bulgaria Discount Bonds, Series A,
                      Callable, 5.875% due 07/28/24 (v)..............     B2/NR            128,250
         280,000    Republic of Bulgaria Global FLIRB, Series A,
                      Callable, Sinking Fund, 2.50% due 07/28/12
                      (v)............................................     B2/NR            166,950
         360,000    Republic of Bulgaria IAB PDI, Callable, Sinking
                      Fund, 5.875% due 07/28/11 (v)..................     B2/NR            243,000
                                                                                      ------------
                                                                                           538,200
                                                                                      ------------

COLOMBIA (0.8%)
           5,000    Republic of Colombia, 8.625% due 04/01/08........   Baa3/BBB-            3,850
         210,000    Republic of Colombia, 7.625% due 02/15/07........   Baa3/BBB-          158,550
                                                                                      ------------
                                                                                           162,400
                                                                                      ------------

ECUADOR (1.9%)
         581,239    Republic of Ecuador Global PDI Bonds, Callable,
                      Sinking Fund, 6.00% due 02/27/15 (v)...........     B3/NR            188,176
         570,000    Republic of Ecuador Par Bonds, Callable, 4.00%
                      due 02/28/25 (v)...............................     B3/NR            220,519
                                                                                      ------------
                                                                                           408,695
                                                                                      ------------

MEXICO (16.0%)
         500,000    United Mexican States Discount Notes, Series B,
                      Callable, 5.875% due 12/31/19 (v)..............     Ba2/BB           420,000
         160,000    United Mexican States Global Bonds, 8.625% due
                      03/12/08.......................................     Ba2/BB           150,400
         600,000    United Mexican States Global Bonds, 9.875% due
                      01/15/07.......................................     Ba2/BB           598,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
----------------    -------------------------------------------------  ------------   ------------
MEXICO (CONTINUED)
$        130,000    United Mexican States Global Bonds, 11.375% due
                      09/15/16.......................................     Ba2/BB      $    139,100
         485,000    United Mexican States Global Bonds, 11.50% due
                      05/15/26 (s)...................................     Ba2/BB           540,775
       1,000,000    United Mexican States Par Bonds, Series W-A,
                      Callable, 6.25% due 12/31/19...................     Ba2/BB           742,500
       1,050,000    United Mexican States Par Bonds, Series W-B,
                      Callable, 6.25% due 12/31/19...................     Ba2/BB           779,625
                                                                                      ------------
                                                                                         3,370,900
                                                                                      ------------

MOROCCO (0.9%)
         230,000    Kingdom of Morocco, Series A, Sinking Fund,
                      5.906% due 01/01/09 (v)........................     NR/NR            185,725
                                                                                      ------------

NIGERIA (0.7%)
         250,000    Central Bank of Nigeria, Series WW, Callable,
                      6.25% due 11/15/20 (v).........................     NR/NR            154,375
                                                                                      ------------

PANAMA (2.0%)
         180,000    Republic of Panama Global Bonds, 8.875% due
                      09/30/27.......................................    Ba1/BB+           148,500
         240,000    Republic of Panama IRB, Series 18 Year, Sinking
                      Fund, 4.00% due 07/17/14 (v)...................    Ba1/BB+           176,100
         139,009    Republic of Panama PDI, Series 20 Year, Sinking
                      Fund, 5.938% due 07/17/16 (v)..................    Ba1/BB+           101,998
                                                                                      ------------
                                                                                           426,598
                                                                                      ------------

PERU (1.6%)
         295,000    Republic of Peru FLIRB, Series 20 Year, Sinking
                      Fund, 3.75% due 03/07/17 (v)...................     NR/BB            161,881
         275,000    Republic of Peru PDI, Series 20 Year, Sinking
                      Fund, 4.50% due 03/07/17 (v)...................     NR/BB            168,438
                                                                                      ------------
                                                                                           330,319
                                                                                      ------------

PHILIPPINES (1.9%)
         200,000    Republic of Philippines Global Bonds, 8.875% due
                      04/15/08.......................................    Ba1/BB+           195,500
         200,000    Republic of Philippines Global Bonds, 9.875% due
                      01/15/19.......................................    Ba1/BB+           197,260
                                                                                      ------------
                                                                                           392,760
                                                                                      ------------

RUSSIA (12.8%)
          40,042    Russian IAN, Vnesheconombank, Series US, Sinking
                      Fund, 6.063% due 12/15/15 (v) TRIANGLE ........     Ca/NR              6,207
       3,900,000    Russian IAN, Vnesheconombank, Series 19 Year,
                      Sinking Fund, 6.063% due 12/15/15
                      (v) TRIANGLE ..................................     Ca/NR            604,500
       3,438,000    Russia Principal Loan, Vnesheconombank, Series 24
                      Year, Sinking Fund, 6.063% due 12/15/20
                      (v) TRIANGLE ..................................     NR/NR            412,560
         460,000    Russian Federation, 8.75% due 07/24/05...........     B3/CC            228,850
         240,000    Russian Federation, 9.25% due 11/27/01...........     B3/CC            160,800
         420,000    Russian Federation, 10.00% due 06/26/07..........     B3/CC            208,950
         620,000    Russian Federation, 11.00% due 07/24/18..........     B3/CC            308,450

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
----------------    -------------------------------------------------  ------------   ------------
RUSSIA (CONTINUED)
$        580,000    Russian Federation, 11.75% due 06/10/03..........     B3/CC       $    352,350
         730,000    Russian Federation, 12.75% due 06/24/28..........     B3/CC            401,500
                                                                                      ------------
                                                                                         2,684,167
                                                                                      ------------

VENEZUELA (7.9%)
         404,761    Republic of Venezuela DCB, Series DL, Callable,
                      Sinking Fund, 6.313% due 12/18/07 (v)..........     B2/B+            312,172
         380,950    Republic of Venezuela FLIRB, Series A, Callable,
                      Sinking Fund, 6.00% due 03/31/07 (v)...........     B2/B+            287,617
         190,475    Republic of Venezuela FLIRB, Series B, Callable,
                      Sinking Fund, 6.00% due 03/31/07 (v)...........     B2/B+            143,809
       1,030,000    Republic of Venezuela Global Bonds, 9.25% due
                      09/15/27.......................................     B2/B+            684,950
         340,000    Republic of Venezuela Par Bonds, Series W-A,
                      Callable, 6.75% due 03/31/20...................     B2/B+            238,000
                                                                                      ------------
                                                                                         1,666,548
                                                                                      ------------
                        TOTAL SOVEREIGN BONDS (COST $17,341,634).....                   17,971,757
                                                                                      ------------

U.S. TREASURY OBLIGATIONS (1.0%)
U.S. TREASURY BONDS (1.0%)
         205,000    6.75% due 08/15/26 (s)
                      (COST $214,156)................................                      219,477
                                                                                      ------------

OTHER GOVERNMENT AGENCIES (0.9%)
MEXICO (0.9%)
         200,000    Banco Nacional de Comercio Exterior SNC, 7.25%
                      due 02/02/04 (COST $183,855)...................     Ba2/BB           183,000
                                                                                      ------------

WARRANTS (0.0%)
ARGENTINA (0.0%)
             310    Republic of Argentina, Expiring 02/25/00.........                        3,100
             555    Republic of Argentina, Expiring 12/03/99.........                        4,163
                                                                                      ------------
                                                                                             7,263
                                                                                      ------------

NIGERIA (0.0%)
           1,250    Central Bank of Nigeria, Expiring 11/15/20.......                            0
                                                                                      ------------

VENEZUELA (0.0%)
           2,950    Republic of Venezuela, Expiring 04/15/20.........                            0
                                                                                      ------------
                        TOTAL WARRANTS (COST $27,977)................                        7,263
                                                                                      ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
----------------    -------------------------------------------------  ------------   ------------
RIGHTS (0.0%)
MEXICO (0.0%)
$      3,411,000    United Mexican States Value Recovery, Expiring
                      06/30/03 (COST $0).............................                 $          0
                                                                                      ------------

SHORT-TERM INVESTMENTS (6.0%)
U.S. TREASURY OBLIGATIONS (6.0%)
       1,258,000    U.S. Treasury Bill, 3.650%, (y) due 7/15/99 (COST
                      $1,256,288)....................................                    1,256,288
                                                                                      ------------
                    TOTAL INVESTMENTS (COST $20,488,460) (100.4%)....                   21,117,535
                    OTHER ASSETS IN EXCESS OF LIABILITIES (-0.4%)....                      (84,939)
                                                                                      ------------
                    NET ASSETS (100.0%)..............................                 $ 21,032,596
                                                                                      ------------
                                                                                      ------------

------------------------------
Note: Based on the cost of investments of $21,062,614 for Federal Income Tax Purposes at June 30, 1999, the aggregate gross unrealized appreciation and depreciation was $636,690 and $581,769, respectively, resulting in net unrealized appreciation of $54,921.

(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts. $973,594 of the market value has been segregated.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y) Yield to maturity.

TRIANGLE Defaulted security.

{::} Denominated in United States Dollar unless othewise indicated.

ARS -- Denominated in Argentina Pesos.

C -- Capitalization.

DCB -- Debt Conversion Bonds.

FLIRB -- Front Loaded Interest Reduction Bonds.

IAB -- Interest in Arrears Bonds.

IAN -- Interest in Arrears Notes.

IRB -- Interest Reduction Bonds.

NMB -- New Money Bonds.

PDI -- Past Due Interest.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $20,488,460 )           $21,117,535
Cash                                                       534
Foreign Currency at Value (Cost $180,148 )             180,148
Receivable for Investments Sold                      2,904,575
Interest Receivable                                    570,095
Receivable for Expense Reimbursement                    17,984
Deferred Organization Expenses                           8,704
Variation Margin Receivable                              6,976
Prepaid Trustees' Fees                                     305
Prepaid Administration Fee                                 117
                                                   -----------
    Total Assets                                    24,806,973
                                                   -----------
LIABILITIES
Payable for Investments Purchased                    3,679,732
Organization Expenses Payable                           14,200
Advisory Fee Payable                                    11,449
Administrative Services Fee Payable                        419
Fund Services Fee Payable                                   21
Accrued Expenses                                        68,556
                                                   -----------
    Total Liabilities                                3,774,377
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $21,032,596
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $1,168,391
EXPENSES
Advisory Fee                                       $ 59,295
Professional Fees and Expenses                       42,601
Custodian Fees and Expenses                          33,287
Administrative Services Fee                           2,192
Amortization of Organization Expense                  1,606
Fund Services Fee                                       189
Trustees' Fees and Expenses                             148
Administration Fee                                      104
Miscellaneous                                         5,873
                                                   --------
    Total Expenses                                  145,295
Less: Reimbursement of Expenses                     (39,411)
                                                   --------
NET EXPENSES                                                     105,884
                                                              ----------
NET INVESTMENT INCOME                                          1,062,507
NET REALIZED LOSS ON
  Investment Transactions                          (394,746)
  Futures                                           (57,701)
  Foreign Currency Contracts and Transactions       (18,849)
                                                   --------
    Net Realized Loss                                           (471,296)
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investment Transactions                           572,326
  Futures                                            31,618
  Foreign Currency Contracts and Translations        31,038
                                                   --------
    Net Change in Unrealized Appreciation                        634,982
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $1,226,193
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                     JUNE 30,      FOR THE FISCAL
                                                       1999          YEAR ENDED
                                                   (UNAUDITED)    DECEMBER 31, 1998
                                                   ------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  1,062,507   $      1,544,342
Net Realized Loss on Investments, Futures and
  Foreign Currency Contracts and Transactions          (471,296)        (4,592,666)
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                            634,982            223,707
                                                   ------------   -----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       1,226,193         (2,824,617)
                                                   ------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        13,946,438         15,100,514
Withdrawals                                         (13,488,287)        (5,099,187)
                                                   ------------   -----------------
    Net Increase from Investors' Transactions           458,151         10,001,327
                                                   ------------   -----------------
    Total Increase in Net Assets                      1,684,344          7,176,710
NET ASSETS
Beginning of Period                                  19,348,252         12,171,542
                                                   ------------   -----------------
End of Period                                      $ 21,032,596   $     19,348,252
                                                   ------------   -----------------
                                                   ------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                            FOR THE PERIOD
                                                       FOR THE                               MARCH 7, 1997
                                                   SIX MONTHS ENDED    FOR THE FISCAL      (COMMENCEMENT OF
                                                    JUNE 30, 1999        YEAR ENDED       OPERATIONS) THROUGH
                                                     (UNAUDITED)      DECEMBER 31, 1998    DECEMBER 31, 1997
                                                   ----------------   -----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                1.25%(a)             1.07%                0.91%(a)
  Net Investment Income                                      12.54%(a)            10.16%                9.57%(a)
  Expenses without Reimbursement                              1.72%(a)             1.25%                0.91%(a)
Portfolio Turnover                                             497%(b)              791%                 182%(b)

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on March 7, 1997. The portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year end from December 31 to July 31.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the quoted bid price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   f) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   g) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   h) Futures-A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------
      of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   i) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and wholly-owned subsidiary of J.P. Morgan. Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.70% of the portfolio's average daily net assets. For the six months ended June 30, 1999, this fee amounted to $59,295.

   b) The portfolio, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent for the fund. Under a Co-Administration Agreement between FDI and the portfolio on behalf of the fund, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended June 30, 1999, the fee for these services amounted to $104.

   c) The portfolio, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the portfolio and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999
--------------------------------------------------------------------------------
      portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended June 30, 1999, the fee for these services amounted to $2,192.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund from the portfolio, at no more than 1.25% of the average daily net assets of the portfolio until further notification. For the six months ended June 30, 1999, J.P. Morgan has agreed to reimburse the portfolio $39,411 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $189 for the six months ended June 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $40.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended were as follows:

      COST OF          PROCEEDS
     PURCHASES        FROM SALES
  ---------------   --------------
  $    80,053,825   $   74,745,695

Open futures contracts at June 30, 1999 are summarized as follows:

SUMMARY OF OPEN CONTRACTS AT JUNE 30, 1999

                                                                    NET UNREALIZED   CURRENT MARKET VALUE
                                                   CONTRACTS LONG    APPRECIATION        OF CONTRACTS
                                                   --------------   --------------   --------------------
U.S. Long Bond,
 expiring September 1999.........................              6    $       6,558    $           695,438
                                                   --------------   --------------   --------------------
                                                   --------------   --------------   --------------------

At June 30, 1999, the portfolio had no open forward currency contracts.

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS

   PRIME MONEY MARKET FUND                              J.P. MORGAN
                                                        EMERGING MARKETS
   FEDERAL MONEY MARKET FUND                            DEBT FUND

   TAX EXEMPT MONEY MARKET FUND

   TAX AWARE ENHANCED INCOME FUND:  SELECT SHARES

   SHORT TERM BOND FUND

   BOND FUND

   GLOBAL STRATEGIC INCOME FUND

   EMERGING MARKETS DEBT FUND

   TAX EXEMPT BOND FUND

   CALIFORNIA BOND FUND: SELECT SHARES

   NEW YORK TAX EXEMPT BOND FUND

   DIVERSIFIED FUND

   DISCIPLINED EQUITY FUND

   U.S. EQUITY FUND

   U.S. SMALL COMPANY FUND

   U.S. SMALL COMPANY OPPORTUNITIES FUND

   TAX AWARE U.S. EQUITY FUND: SELECT SHARES

   EUROPEAN EQUITY FUND

   INTERNATIONAL EQUITY FUND

   INTERNATIONAL OPPORTUNITIES FUND

   EMERGING MARKETS EQUITY FUND

   GLOBAL 50 FUND: SELECT SHARES



FOR MORE INFORMATION ON THE J.P. MORGAN                 SEMIANNUAL REPORT
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT               JUNE 30, 1999
(800) 521-5411.
IM0538-M